Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 25, 2019
Document Effective Date	Nov. 25, 2019
Prospectus Date	Nov. 25, 2019
Class K & Institutional Class Prospectus | Baillie Gifford Asia Ex Japan Fund | Class K
Prospectus:
Trading Symbol	BASKX
Class K & Institutional Class Prospectus | Baillie Gifford Asia Ex Japan Fund | Institutional Class
Prospectus:
Trading Symbol	BSASX
Class K & Institutional Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class K
Prospectus:
Trading Symbol	BGPKX
Class K & Institutional Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Institutional Class
Prospectus:
Trading Symbol	BSGPX
Class K & Institutional Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class K
Prospectus:
Trading Symbol	BKGCX
Class K & Institutional Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Institutional Class
Prospectus:
Trading Symbol	BGCSX
Class K & Institutional Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class K
Prospectus:
Trading Symbol	BGKEX
Class K & Institutional Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGEGX
Class K & Institutional Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGASX
Class K & Institutional Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class K
Prospectus:
Trading Symbol	BGAKX
Class K & Institutional Class Prospectus | Baillie Gifford Global Stewardship Equities Fund | Class K
Prospectus:
Trading Symbol	BGSKX
Class K & Institutional Class Prospectus | Baillie Gifford Global Stewardship Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGSSX
Class K & Institutional Class Prospectus | Baillie Gifford International Alpha Fund | Class K
Prospectus:
Trading Symbol	BGIKX
Class K & Institutional Class Prospectus | Baillie Gifford International Alpha Fund | Institutional Class
Prospectus:
Trading Symbol	BINSX
Class K & Institutional Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund | Class K
Prospectus:
Trading Symbol	BTLKX
Class K & Institutional Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BTLSX
Class K & Institutional Class Prospectus | Baillie Gifford International Growth Fund | Class K
Prospectus:
Trading Symbol	BGEKX
Class K & Institutional Class Prospectus | Baillie Gifford International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGESX
Class K & Institutional Class Prospectus | Baillie Gifford International Smaller Companies Fund | Institutional Class
Prospectus:
Trading Symbol	BICIX
Class K & Institutional Class Prospectus | Baillie Gifford International Smaller Companies Fund | Class K
Prospectus:
Trading Symbol	BICKX
Class K & Institutional Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Class K
Prospectus:
Trading Symbol	BGLKX
Class K & Institutional Class Prospectus | Baillie Gifford Long Term Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BSGLX
Class K & Institutional Class Prospectus | Baillie Gifford Positive Change Equities Fund | Class K
Prospectus:
Trading Symbol	BPEKX
Class K & Institutional Class Prospectus | Baillie Gifford Positive Change Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BPESX
Class K & Institutional Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus:
Trading Symbol	BGGKX
Class K & Institutional Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGGSX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 5
Prospectus:
Trading Symbol	BGPVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 4
Prospectus:
Trading Symbol	BGPWX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 3
Prospectus:
Trading Symbol	BGPFX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund | Class 2
Prospectus:
Trading Symbol	BGPTX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 5
Prospectus:
Trading Symbol	BGCVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 4
Prospectus:
Trading Symbol	BGCLX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 3
Prospectus:
Trading Symbol	BGCJX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund | Class 2
Prospectus:
Trading Symbol	BGCWX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 4
Prospectus:
Trading Symbol	BGEPX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 3
Prospectus:
Trading Symbol	BGELX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5
Prospectus:
Trading Symbol	BGEDX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 2
Prospectus:
Trading Symbol	BGEHX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 5
Prospectus:
Trading Symbol	BGAVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 3
Prospectus:
Trading Symbol	BGAEX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 2
Prospectus:
Trading Symbol	BGATX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 4
Prospectus:
Trading Symbol	BGALX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 5
Prospectus:
Trading Symbol	BGIVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 4
Prospectus:
Trading Symbol	BGIUX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 3
Prospectus:
Trading Symbol	BGIFX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 2
Prospectus:
Trading Symbol	BGITX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 5
Prospectus:
Trading Symbol	BGEVX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 4
Prospectus:
Trading Symbol	BGEFX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 3
Prospectus:
Trading Symbol	BGEUX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund | Class 2
Prospectus:
Trading Symbol	BGETX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 5
Prospectus:
Trading Symbol	BGADX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 4
Prospectus:
Trading Symbol	BGLFX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 3
Prospectus:
Trading Symbol	BGLOX
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2
Prospectus:
Trading Symbol	BGLTX